Derivatives Not Designed As Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ (2)	$ (3)	$ 2
Other non-operating expense, net | Cross Currency Interest Rate Swaps
Derivative Instruments And Hedging Activities [Line Items]
Derivative instruments not designated as hedging instruments, gains (loss) net			0	(1)	2
Other non-operating expense, net | Australian Dollar Interest Swap
Derivative Instruments And Hedging Activities [Line Items]
Derivative instruments not designated as hedging instruments, gains (loss) net			0	0	0
Cost of Sales
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(1)
Cost of Sales | Electricity Contracts
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	1	0	(1)	1
Cost of Sales | Natural Gas Futures
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ (2)	$ (2)	$ (1)	$ (1)